Annual Total Returns - Franklin Mutual U.S. Value Fund [BarChart] - Franklin Value Investors Trust-32 - Franklin Mutual U.S. Value Fund - Class A	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	(6.36%)
Annual Return 2012	15.65%
Annual Return 2013	36.61%
Annual Return 2014	0.73%
Annual Return 2015	(9.42%)
Annual Return 2016	20.45%
Annual Return 2017	12.44%
Annual Return 2018	(12.45%)
Annual Return 2019	24.48%
Annual Return 2020	(2.46%)